Income Taxes (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Consolidated Tax Group [Member]	Dec. 31, 2011 Expire in 2020 [Member]	Dec. 31, 2010 Accumulated Other Comprehensive Income (Loss) [Member]	Dec. 31, 2009 Accumulated Other Comprehensive Income (Loss) [Member]	Dec. 31, 2010 Income (Loss) Related To Associated Companies [Member]	Dec. 31, 2009 Income (Loss) Related To Associated Companies [Member]	Dec. 31, 2011 Subsidiary [Member]
Income Taxes [Line Items]
Expected decrease in unrecognized tax benefit related to uncertain tax position over next 12 months			$ 300,000
Deferred federal minimum tax expense (benefit)								22,678,000		11,594,000
Operating loss carryforwards					1,228,800,000	2,568,000					3,509,350,000
Decrease in valuation allowance	1,157,111,000			1,157,111,000
Alternative minimum taxable income to be offset by NOL			1,940,000,000
Reversal of deferred federal minimum tax liabilities		$ 11,594,000					$ 22,678,000		$ 11,594,000